BlackRock Equity Dividend Fund
(the “Fund”)

Supplement dated August 9, 2011
to the Prospectuses dated November 24, 2010 and May 16, 2011, as applicable

The following changes are made to the Fund’s Prospectus:

The section in the Prospectus captioned “Fund Overview — Key Facts About BlackRock Equity Dividend Fund — Portfolio Managers” is deleted in its entirety and replaced with the following:

Portfolio Managers

Name	Portfolio Manager of the Fund Since	Title

Robert M. Shearer, CFA	2001	Managing Director of BlackRock, Inc.

Kathleen M. Anderson	2003	Managing Director of BlackRock, Inc.

David J. Cassese, CFA	2011	Director of BlackRock, Inc.

The section in the Prospectus captioned “Details About the Fund — How the Fund Invests — About the Portfolio Management of the Fund” is deleted in its entirety and replaced with the following:

ABOUT THE PORTFOLIO MANAGEMENT OF THE FUND

The Fund is managed by a team of financial professionals. Robert M. Shearer, CFA, Kathleen M. Anderson and David J. Cassese, CFA are the portfolio managers and are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio. Please see “Management of the Fund — Portfolio Manager Information” for additional information on the portfolio management team.

The section in the Prospectus captioned “Management of the Fund — Portfolio Manager Information” is deleted in its entirety and replaced with the following:

Information regarding the portfolio managers of the Fund is set forth below. Further information regarding the portfolio managers, including other accounts managed, compensation, ownership of Fund shares and possible conflicts of interest, is available in the Fund’s SAI.

The Fund is managed by a team of financial professionals led by Robert M. Shearer, CFA, Kathleen M. Anderson and David J. Cassese, CFA. Mr. Shearer, Ms. Anderson and Mr. Cassese are jointly and primarily responsible for the day-to-day management of the Fund.

Portfolio Manager	Primary Role	Since	Title and Recent Biography

Robert M. Shearer, CFA	Responsible for the day-to-day	2001	Managing Director of BlackRock, Inc. since
	management of the Fund.		2006; Managing Director of Merrill Lynch
			Investment Managers, L.P. (“MLIM”) from
			2000 to 2006.

Kathleen M. Anderson	Responsible for the day-to-day	2003	Managing Director of BlackRock, Inc. since
	management of the Fund.		2007; Director of BlackRock, Inc. in 2006;
			Director of MLIM from 2000 to 2006.

David J. Cassese, CFA	Responsible for the day-to-day	2011	Director of BlackRock, Inc. since 2011;
	management of the Fund		Portfolio Manager of Oppenheimer Capital
			from 2005 to 2011.

Shareholders should retain this Supplement for future reference.

ALLPR-EQD-0811SUP